Fair Value Measurements (Details) - Heliogen, Inc. [Member] - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Public Warrants
Fair Value Measurements (Details) [Line Items]
Warrants, closing price (in Dollars per share)	$ 0.006	$ 0.004
Recurring [Member] | Level 3 [Member]
Fair Value Measurements (Details) [Line Items]
Contingent consideration liability		$ 0	$ 0